Strategic investments - Details and activity of the HPQ warrants (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		17,750,000
Number of warrants, additions		9,594,600
Number of warrants, Exercised	1,500,000	(1,500,000)
Number of warrants, outstanding, ending balance	25,844,600	25,844,600
21-Nov-20
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		1,500,000
Number of warrants, additions		0
Number of warrants, Exercised		(1,500,000)
Number of warrants, outstanding, ending balance	0	0
Exercise price ($) | $ / shares	$ 0.15	$ 0.15
21-Aug-21
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		16,250,000
Number of warrants, additions		0
Number of warrants, Exercised		0
Number of warrants, outstanding, ending balance	16,250,000	16,250,000
Exercise price ($) | $ / shares	$ 0.17	$ 0.17
29-Apr-23
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		0
Number of warrants, additions		1,200,000
Number of warrants, Exercised		0
Number of warrants, outstanding, ending balance	1,200,000	1,200,000
Exercise price ($) | $ / shares	$ 0.10	$ 0.10
02-Jun-23
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		0
Number of warrants, additions		4,394,600
Number of warrants, Exercised		0
Number of warrants, outstanding, ending balance	4,394,600	4,394,600
Exercise price ($) | $ / shares	$ 0.10	$ 0.10
03-Sep-23
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance		0
Number of warrants, additions		4,000,000
Number of warrants, Exercised		0
Number of warrants, outstanding, ending balance	4,000,000	4,000,000
Exercise price ($) | $ / shares	$ 0.61	$ 0.61